Summary Information of Stock Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding at January 1, 2015	1,054,435
Number of Options, Granted	55,244
Number of Options, Exercised	(367,497)
Number of Options, Terminated	(56,170)
Number of Options, Outstanding at December 31, 2015	686,012	1,054,435
Number of Options, Exercisable at December 31, 2015	544,755
Weighted-Average Exercise Price, Outstanding at January 1, 2015	$ 96.53
Weighted-Average Exercise Price, Granted	154.58	$ 121.00	$ 108.24
Weighted-Average Exercise Price, Exercised	101.31
Weighted-Average Exercise Price, Terminated	135.85
Weighted-Average Exercise Price, Outstanding at December 31, 2015	95.43	$ 96.53
Weighted-Average Exercise Price, Exercisable at December 31, 2015	$ 87.75
Weighted-Average Remaining Contractual Life (years), Outstanding at December 31, 2015	3 years 9 months 18 days
Weighted-Average Remaining Contractual Life (years), Exercisable at December 31, 2015	2 years 8 months 12 days